Business Combination (Summary of Intangible Assets Acquired) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Total intangible assets, amount	$ 490,176
Objet Ltd [Member]
Total intangible assets, amount	490,176
Developed Technology Rights [Member]
Total intangible assets, amount	374,126
Weighted Average Life - Years	9 years 7 months 5 days
Customer Relationships [Member]
Total intangible assets, amount	72,679
Weighted Average Life - Years	10 years
Trade Names [Member]
Total intangible assets, amount	15,291
Weighted Average Life - Years	9 years
In-process R&D [Member]
Total intangible assets, amount	$ 28,080
Weighted Average Life - Years	Indefinite